Victory Portfolios IV

Victory Pioneer Bond Fund (the “Fund”)

Supplement dated September 2, 2025

to the Statement of Additional Information dated March 31, 2025

The following will supplement the information presented in the statement of additional information for the fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled “PORTFOLIO MANAGERS – Fund Ownership”:

Fund Ownership

As of July 31, 2025, the dollar range of shares beneficially owned by the portfolio managers of the Fund are set forth below:

Victory Pioneer Bond Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Ken Taubes	Over $1,000,000
Brad Komenda	None*
Timothy Rowe	Over $1,000,000
Jonathan Scott	$100,001 – $500,000

*In addition to the amount indicated, Brad Komenda had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $500,001 – $1,000,000.

Victory Portfolios IV

Victory Pioneer Balanced Fund

Victory Pioneer Multi-Asset Income Fund Victory Pioneer Solutions -- Balanced Fund Victory Pioneer Securitized Income Fund (each a “Fund” and collectively the “Funds”)

Supplement dated September 2, 2025

to the Statement of Additional Information dated March 31, 2025

The following will supplement the information presented in the statement of additional information for the funds. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled “PORTFOLIO MANAGERS – Fund Ownership”:

Fund Ownership

As of July 31, 2025, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Victory Pioneer Balanced Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Howard Weiss	None
Fergal Jackson	None*
Brad Komenda	None**
Tyler Patla	None
Victory Pioneer Multi-Asset Income Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Marco Pirondini	Over $1,000,000
Howard Weiss	$50,001 – $100,000
Fergal Jackson	$100,001 – $500,000
Victory Pioneer Securitized Income Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Noah Funderburk	$1 – $10,000***
Nicolas Pauwels	None
Victory Pioneer Solutions – Balanced Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Ken Taubes	None
Marco Pirondini	None

*In addition to the amount indicated, Fergal Jackson had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $100,001 – $500,000.

**In addition to the amount indicated, Brad Komenda had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $100,001 – $500,000.

***In addition to the amount indicated, Noah Funderburk had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $100,001 – $500,000.

Victory Portfolios IV

Victory Pioneer Active Credit Fund

Victory Pioneer Disciplined Growth Fund Victory Pioneer Disciplined Value Fund Victory Pioneer Global Equity Fund

Victory Pioneer High Income Municipal Fund

Victory Pioneer Short Term Income Fund (each a “Fund” and collectively the “Funds”)

Supplement dated September 2, 2025

to the Statement of Additional Information dated March 31, 2025

The following will supplement the information presented in the statement of additional information for the funds. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled “PORTFOLIO MANAGERS – Fund Ownership”:

Fund Ownership

As of July 31, 2025, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Victory Pioneer Active Credit Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Jonathan Duensing	$100,001 – $500,000
Jeffrey Galloway	None*
Victory Pioneer Disciplined Growth Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Craig Sterling	$1 – $10,000
Matthew Gormley	None
Victory Pioneer Disciplined Value Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Craig Sterling	$100,001 – $500,000
John Arege	None
Sammi Truong	None
Victory Pioneer Global Equity Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Marco Pirondini	None
John Peckham	None
Brian Chen	$50,001 – $100,000
Jeffrey Sacknowitz	None
Paul Jackson	$1 – $10,000

Victory Pioneer High Income Municipal Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Jake Crosby van Roden III	$50,001 – $100,000
Victory Pioneer Short Term Income Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Noah Funderburk	None**
Nicolas Pauwels	$100,001 – $500,000

*In addition to the amount indicated, Jeffrey Galloway had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $10,001 – $50,000.

**In addition to the amount indicated, Noah Funderburk had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $500,001 – $1,000,000.

Victory Portfolios IV

Victory Pioneer Strategic Income Fund (the “Fund”)

Supplement dated September 2, 2025

to the Statement of Additional Information dated March 31, 2025

The following will supplement the information presented in the statement of additional information for the fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled “PORTFOLIO MANAGERS – Fund Ownership”:

Fund Ownership

As of July 31, 2025, the dollar range of shares beneficially owned by the portfolio managers of the Fund are set forth below:

Victory Pioneer Strategic Income Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Ken Taubes	None
Andrew Feltus	$100,001 – $500,000
Brian Chen	$50,001 – $100,000
Brad Komenda	None*
Jonathan Scott	$500,001 – $1,000,000

*In addition to the amount indicated, Brad Komenda had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $50,001 – $100,000.

Victory Portfolios IV

Victory Pioneer CAT Bond Fund

Victory Pioneer Equity Income Fund

Victory Pioneer Equity Premium Income Fund

Victory Pioneer Floating Rate Fund

Victory Pioneer High Yield Fund

Victory Pioneer Mid Cap Value Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 2, 2025

to the Statement of Additional Information dated March 31, 2025

The following will supplement the information presented in the statement of additional information for the funds. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled “PORTFOLIO MANAGERS – Fund Ownership”:

Fund Ownership

As of July 31, 2025, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Victory Pioneer CAT Bond Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Chin Liu	$100,001 – $500,000
Victory Pioneer Equity Income Fund
Portfolio Manager	Beneficial Ownership
of the Fund
John Arege	$500,001 – $1,000,000
Sammi Truong	None*
Victory Pioneer Equity Premium Income Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Howard Weiss	None
Fergal Jackson	None**
Cory Robart	None
Victory Pioneer Floating Rate Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Jonathan Sharkey	$50,001 – $100,000

Victory Pioneer High Yield Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Andrew Feltus	$100,001 – $500,000
Matthew Shulkin	$10,001 – $50,000
Ken Monaghan	$10,001 – $50,000
Victory Pioneer Mid Cap Value Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Timothy Stanish	None
John Arege	$50,001 – $100,000

*In addition to the amount indicated, Sammi Truong had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $50,001 – $100,000.

**In addition to the amount indicated, Fergal Jackson had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $100,001 – $500,000.

Victory Portfolios IV

Victory Pioneer International Equity Fund Victory Pioneer Select Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”)

Supplement dated September 2, 2025

to the Statement of Additional Information dated March 31, 2025

The following will supplement the information presented in the statement of additional information for the funds. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled “PORTFOLIO MANAGERS – Fund Ownership”:

Fund Ownership

As of July 31, 2025, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Victory Pioneer International Equity Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Marco Pirondini	None
Brian Chen	$50,001 – $100,000
Jeffrey Sacknowitz	$500,001 – $1,000,000
Victory Pioneer Select Mid Cap Growth Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Ken Winston	$100,001 – $500,000
Shaji John	$100,001 – $500,000
David Sobell	$100,001 – $500,000
Timothy Stanish	None

Victory Portfolios IV

Victory Pioneer AMT-Free Municipal Fund

Victory Pioneer Core Equity Fund

Victory Pioneer Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 2, 2025

to the Statement of Additional Information dated March 31, 2025

The following will supplement the information presented in the statement of additional information for the funds. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled “PORTFOLIO MANAGERS – Fund Ownership”:

Fund Ownership

As of July 31, 2025, the dollar range of shares beneficially owned by the portfolio managers of the Funds are set forth below:

Victory Pioneer AMT-Free Municipal Fund

Portfolio Manager	Beneficial Ownership
of the Fund
Jake Crosby van Roden IIII	$50,001 – $100,000
Victory Pioneer Core Equity Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Craig Sterling	None
John Are	None
Sammi Truong	None
Victory Pioneer Fund
Portfolio Manager	Beneficial Ownership
of the Fund
Jeffrey Kripke	Over $1,000,000
Craig Sterling	$50,001 – $100,000
James Yu	None*

*In addition to the amount indicated, James Yu had also participated in a deferred compensation arrangement, pursuant to which the value of a portion of the deferral account varies based on the performance of the fund. If the analysis above included the amounts attributable to the deferral arrangement, the level of investment would be $50,001 – $100,000.